PostEmployment Benefit Obligations (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Expected average service life of active plan participants			9 years
Increase in defined benefit obligation		$ 3.6	$ 3.4
Increase in future salary increases		$ 0.1	$ 0.1
Expected percentage return on plan assets		4.90%	2.70%
Expected contributions to pension benefit plans	$ 0.6
Actuarial gain (loss) on post-employment benefit obligations		$ 0.9	$ 4.7
Non adjusting Event [Member]
Statement [Line Items]
Expected contributions to pension benefit plans	$ 1.5
Maxiimum [member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation		29.8	29.1
Increase (decrease) in defined benefit obligation 1% increase		26.3	25.8
Miniimum [member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation		26.2	25.7
Increase (decrease) in defined benefit obligation 1% increase		$ 26.2	$ 25.7